CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Statement [Abstract]
Impairment of investment security, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0